UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	6/30/2010



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

 Mena Bielow-McAfee,       Lawrenceville, NJ          July 13, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:             31
                                                  -----------------------

Form 13F Information Table Value Total:            $110741 (x1000)
                                                  -----------------------


List of Other Included Managers:

                           Name of Reporting Manager
                           Form 13F Information Table



FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                               TITLE OF              VALUE   SHRS OR SH/ PUT/     INVESTMENT   OTHER         VOTING   AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X$1000) PRN AMT PRN CALL     DISCRETION   MANAGERS        SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
DJ-UBS COMMODITY INDEX ETN        A     464287234     8037     213517SH          SOLE        NONE           213517
iSHARES MSCI EAFE                 A     464287465       80       1726SH          SOLE        NONE             1726
iSHARES MSCI EMERGING MKTS        A     464287234     8194     219566SH          SOLE        NONE           219566
iSHARES S&P GLBL INDX             A     464287572        4         72SH          SOLE        NONE               72
iSHARES S&P MID VALUE             A     464287705    14202     221518SH          SOLE        NONE           221518
iSHARES TR 1-3 YR TREAS INDEX FD  A     464287457       16        189SH          SOLE        NONE              189
iSHARES TR BARCLAYS TIPS          A     464287226        8         76SH          SOLE        NONE               76
iSHARES TR DJ US FINL             A     464287788        3         64SH          SOLE        NONE               64
iSHARES TR LEHMAN BD FD           A     464287226       54        503SH          SOLE        NONE              503
iSHARES TR S&P SMALLCAP           A     464287804       18        341SH          SOLE        NONE              341
PIMCO ENHANCED SHORT MAT          A     72201R833     5571      55513SH          SOLE        NONE            55513
RUSSELL 1000 iSHARES              A     464287622      655      11469SH          SOLE        NONE            11469
RUSSELL 1000 GROWTH iSHARES       A     464287614        3         73SH          SOLE        NONE               73
RUSSELL 2000 iSHARES              A     464287655      104       1705SH          SOLE        NONE             1705
RUSSELL 2000 VALUE iSHARES        A     464287630        2         44SH          SOLE        NONE               44
RUSSELL 3000 iSHARES              A     464287689    70895    1160696SH          SOLE        NONE          1160696
RUSSELL MIDCAP VALUE iSHARES      A     464287473      288       7912SH          SOLE        NONE             7912
S&P 500 BARRA GROWTH iSHARES      A     464287309        5         91SH          SOLE        NONE               91
S&P 500 iSHARES                   A     464287200      348       3366SH          SOLE        NONE             3366
SPDR TRUST UNIT SR                A     78462F103        7         72SH          SOLE        NONE               72
VANGUARD IDX FDS GROWTH           A     922908736        0          6SH          SOLE        NONE                6
VANGUARD IDX FDS VALUE            A     922908744        2         43SH          SOLE        NONE               43
VANGUARD TOTAL BOND MKT           A     921937835       35        430SH          SOLE        NONE              430
vANGUARD TOTAL STOCK MKT IDX      A     922908769     2210      42038SH          SOLE        NONE            42038

TOTAL                                              $110741
